Income Tax (Tables)	12 Months Ended
Dec. 26, 2020
Schedule of Loss From Continuing Operations Before Income Taxes Expense
The loss from continuing operations before income taxes expense includes the following components:

	Year Ended
(in millions)	December 29, 2018	December 28, 2019	December 26, 2020
U.S.	$(405)	$(199)	$(238)
Non-U.S.	26	42	25

Loss from continuing operations before income taxes	$(379)	$(157)	$(213)

Difference Between Tax Provision and Tax Provision Computed at U.S. Federal Statutory Income Tax Rate
The difference between the tax provision and the tax provision computed at the U.S. federal statutory income tax rate for each period was as follows:

	Year Ended
(in millions)	December 29, 2018	December 28, 2019	December 26, 2020
Income taxes computed at the U.S. federal statutory rate	$(81)	$(33)	$(45)
Non-U.S. income taxed at different rates	3	8	4
Withholding taxes	9	6	6
State tax expense	4	2	2
Partnership earnings flow through to partners	93	45	22
Redeemable noncontrolling interest	—	—	17
Valuation allowances	—	—	24
Foreign tax credits	—	—	(2)
Uncertain tax positions	1	9	(11)
Investment in partnerships	—	—	(11)
Other	—	1	(1)

Provision for income tax expense	$29	$38	$5

Components of Deferred Tax Assets and Liabilities
The components of the deferred tax assets and liabilities are as follows:

(in millions)	December 28, 2019	December 26, 2020
Deferred tax assets:
Accrued compensation and other benefits	$2	$2
Deferred revenue	20	24
Share-based compensation	—	3
Net operating losses	31	74
Credits	10	51
Intangibles	—	151
Interest expense carryforward	2	5
Other	—	—

Total deferred tax assets	65	310
Deferred tax liabilities:
Licenses and intangibles	(6)	—
Unremitted earnings of non-US subsidiaries	(2)	(1)
Investment in partnership	(188)	(78)
Other	—	—

Total deferred tax liabilities	(196)	(79)
Valuation allowance	(4)	(212)

Net deferred tax assets (liabilities)	$(135)	$19

Reported as:
Deferred tax assets	$21	$24
Deferred tax liabilities	(156)	(5)

Net deferred tax assets (liabilities)	$(135)	$19

Reconciliation Aggregate Changes in Balance of Gross Unrecognized Tax Benefits
A reconciliation of the aggregate changes in the balance of gross unrecognized tax benefits was as follows:

	Year Ended
(in millions)	December 29, 2018	December 28, 2019	December 26, 2020
Beginning gross unrecognized tax benefits	$10	$12	$27
Settlements with taxing authorities	(1)	—	—
Increases in tax positions for prior years	1	—	—
Decreases in tax positions for prior years	(1)	—	(14)
Increases in tax positions for current year	3	15	4

Ending gross unrecognized tax benefits	$12	$27	$17

Continuing Operations [Member]
Schedule of Provision for Income Tax Expense
The provision for income tax expense from continuing operations consists of the following:

	Year Ended
(in millions)	December 29, 2018	December 28, 2019	December 26, 2020
Current:
State	$3	$—	$2
Non-U.S.	23	31	7

Total current	26	31	9
Deferred:
Federal	6	1	1
State	1	2	—
Non-U.S.	(4)	4	(5)

Total deferred	3	7	(4)

Provision for income tax expense	$29	$38	$5